Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended													3 Months Ended	12 Months Ended					12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013 Segment	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011	Jan. 31, 2013	Dec. 31, 2010	Aug. 01, 2008	Nov. 16, 2012 2012 Equity Incentive Plan [Member]	Nov. 16, 2012 Employee Stock Purchase Plan [Member]	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Mar. 31, 2013 RM Engineering [Member]	Dec. 31, 2012 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]	Dec. 31, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 29, 2011 Rives-Monteiro Leasing, LLC [Member]	Dec. 17, 2012 ERFS [Member]	Dec. 31, 2012 Vehicles [Member]	Dec. 31, 2012 Equipment [Member]	Dec. 31, 2012 Small Tools [Member]	Dec. 31, 2012 Computer Equipment [Member]	Mar. 31, 2013 Digital Comm, Inc. [Member]	Dec. 31, 2012 Digital Comm, Inc. [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Jan. 14, 2010 Digital Comm, Inc. [Member]
Summary of Significant Accounting Policies (Textual)
Acquisition of all outstanding shares of 'Digital Comm' in exchange of common stock																																	50,000,000
Percentage of outstanding shares of common stock sold																																60.00%
Equity method investment, ownership percentage																						49.00%	100.00%	100.00%	100.00%						40.00%	100.00%
Percentage of equity interest company has option to purchase for nominal sum at any time																						51.00%
Increase in assets due to consolidation of subsidiary																					$ 848,433	$ 889,112
Increase in liabilities due to consolidation of subsidiary																					362,087	313,346
Increase in net revenue due to consolidation of subsidiary																					2,600,000	0
Increase in net income due to consolidation of subsidiary																					26,147	0
Income loss liability by noncontrolling owner																					49.00%
Property and equipment estimated useful lives																										3 to 7 years	5 to 7 years	5 years	3 years
Percentage of ownership after sale of stock transaction																														40.00%	40.00%
Percentage of debt guarantee by owner																				51.00%	51.00%
Remaining percentage of entity acquired by exercise of call option																				51.00%	51.00%
Absorbs losses percentage																				49.00%	49.00%
Percentage of ownership for involving or conducting entity's activity on behalf of entity																				51.00%	51.00%
Implied fair value of company's common stock	$ 3.35						$ 2.57		$ 5.00					$ 0.003	$ 0.003	$ 0.6875	$ 0.02	$ 0.02	$ 10.00
Number of shares authorized for issuance for compensation												2,000,000	500,000
Shares limit percentage of number of outstanding shares												4.00%	1.00%
Shares limit number of outstanding shares												2,000,000	500,000
Net loss	(1,050,868)	(847,737)	(534,413)	(333,815)	(868,228)	(1,715,925)	(2,072,862)	(6,404,628)
Working capital deficit	3,400,000						3,200,000
Total indebtedness	21,500,000						21,200,000
Increase authorized share of common stock	500,000,000						500,000,000	500,000,000			500,000,000
Derivative, gain on derivative	15,629
New class of preferred stock authorized shares											50,000,000
Preferred stock, par value							$ 0.0001				$ 0.0001
Percentage of retained outstanding stock	40.00%						40.00%
Accumulated deficit	(13,506,651)	(10,740,847)	(11,233,064)	(10,676,775)	(11,233,064)	(10,740,847)	(12,455,783)	(10,382,921)		(3,978,293)
Number of reportable segments	1						1
Number of Operating Segments	1						1
Period of contracted services provided by company	Generally provided within a month. Occasionally, the services may be provided over a period of up to four months.						Generally, services provided within a month and cccasionally, the services may be provided over a period of up to four months.
Allowance for doubtful accounts	458,860						522,297	1,444
Amortization of deferred loan cost	71,884			0			144,264	592,008
Fair value of debt	$ 21,500,000						$ 21,200,000	$ 3,000,000